ISSUED CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
ISSUED CAPITAL AND RESERVES	ISSUED CAPITAL AND RESERVES
The Company's issued share capital comprised of the following:

	June 30, 2026	December 31, 2025
Authorized common shares (nominal value of US$0.01 per share)	265,430,000	265,430,000
Issued shares, including 980,000 (2025:0) shares held by the Company	231,863,624	230,863,624
Kyivstar Group Ltd. has an authorized share capital of US$3, divided into 265,430,000 common shares of nominal value
US$0.01 (in dollars).
For the six month period ended June 30, 2026 the 7,666,528 warrants were excluded from the calculation of diluted earnings per share as the impact of including them was anti-dilutive.